Note 15 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Sep. 15, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest on debt (including $302, $138 and $874, respectively, to related party) (Note 9)	$ 147	$ 7,373	$ 5,724	$ 3,208
Delos termination fee interest (Note 5)				3
Bank charges and loan commitment fees (including $207, $366 and $179, respectively, to related party)		262	440	262
Amortization and write-off of financing fees		1,305	1,640	163
Amortization of debt discount		2,504	7,500
Non-cash debt conversion expenses			842
Total		11,444	16,146	3,764
Less interest capitalized		(1,782)	(353)	(671)
Total		$ 9,662	$ 15,793	$ 3,093